Long-Term Debt (Details Narrative)		1 Months Ended	3 Months Ended				4 Months Ended	5 Months Ended			7 Months Ended				8 Months Ended					9 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended			19 Months Ended
		Feb. 10, 2020 USD ($)	Apr. 03, 2025 USD ($)	Mar. 28, 2025 USD ($)	Mar. 26, 2025 USD ($)	Mar. 23, 2023 USD ($)	Apr. 30, 2021 USD ($)	May 31, 2025	May 23, 2025	May 31, 2021 USD ($)	Aug. 12, 2024 USD ($)	Aug. 09, 2024 USD ($)	Aug. 07, 2024 USD ($)	Jul. 31, 2021 USD ($)	Sep. 12, 2024 USD ($)	Sep. 11, 2024 USD ($)	Sep. 10, 2024 USD ($)	Sep. 05, 2024 USD ($)	Aug. 27, 2024 USD ($)	Oct. 13, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 24, 2019 USD ($)	Oct. 31, 2025	Nov. 20, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 31, 2026	Mar. 31, 2025 USD ($)	Dec. 23, 2024 USD ($)	Aug. 26, 2021 USD ($)	May 20, 2021 USD ($)	May 12, 2021 USD ($)
Line of Credit Facility [Line Items]
Interest Rate Description																											1-month Compounded SOFR
Basis Spread on Variable Rate																											0.64%
Repayments of Debt																									$ 70,393,000	$ 292,010,000	$ (0)
Fees and related costs deferred																									2,185,000	3,120,000
Amortization of Debt Issuance Costs																									$ 3,660,000	6,828,000	$ 5,526,000
Covenant Description																									Amounts drawn under the facilities listed above are secured by first priority mortgages on certain of the Company’s vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; and changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including asset cover ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or remedied
Covenant Compliance																									As of December 31, 2025, and December 31, 2024, the Company was in compliance with its debt covenants
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									quarterly
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									2.50%
Outstanding amount																									$ 166,788,000
Number of Repayment Installments																									40
Quarterly Rental Payments																									$ 862,500
Purchase Obligation																									$ 10,000,000
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																								2.75%	3.25%
Description of Scope																									to finance the acquisition of the Four Vessels (the “CMBFL Sale and Leaseback Agreement”)
Sale Leaseback Transaction, Net Proceeds, Financing Activities																				$ 30,000,000	$ 90,000,000
Number of sale and leaseback agreements																									4
Outstanding amount																									$ 37,546,000						$ 30,000,000
Purchase Obligation																									$ 7,000,000
Sale Leaseback Transaction, Date																									August 26, 2021
$54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									3.25%
Description of Scope																									for which the net proceeds were used to refinance certain of the Company’s then-outstanding indebtedness
Repayments of Debt																			$ 33,345,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities										$ 54,000,000
Outstanding amount																									$ 0							$ 54,000,000
Purchase Obligation																									$ 19,980,000
Maturity Date																									May 2028
Sale Leaseback Transaction, Date																									May 20, 2021
Property, Plant and Equipment, Additions										75,000,000
Advance Hire										21,000,000
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									4.64%
Description of Scope																									to finance the acquisition of GSL Violetta delivered in April 2021
Repayments of Debt															$ 4,414,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities										14,735,000
Outstanding amount																									$ 0								$ 14,735,000
Purchase Obligation																									$ 950,000
Maturity Date																									February 2026
Sale Leaseback Transaction, Date																									May 12, 2021
GSL Amstel [Member]
Line of Credit Facility [Line Items]
Collateral description						the vessel was released as collateral under the Company’s $140,000 loan facility with Credit Agricole Corporate and Investment Bank, Hamburg Commercial Bank AG, E.Sun Commercial Bank, Ltd, CTBC Bank Co. Ltd. and Taishin International Bank			the vessel was released as collateral
Bremerhaven Express [Member]
Line of Credit Facility [Line Items]
Property, Plant and Equipment, Additions	[1]																									68,500,000
Bremerhaven Express [Member] | Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Maturity Date																									December 2034
Istanbul Express, Sydney Express and Czech [Member] | Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Maturity Date																									January 2035
Three Out Of Four CMBFL Vessels [Member] | $120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Maturity Date																									September 2027
Fourth CMBFL Vessels [Member] | $120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Maturity Date																									October 2027
2027 Secured Notes [Member]
Line of Credit Facility [Line Items]
Issuance date																									Jun. 16, 2022
Frequency of payments																									An amount equal to 15% per annum of the original principal balance of each Note is payable in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027
Basis Spread on Variable Rate																									5.69%
Description of Scope																									for the repayment of certain of the Company’s then-outstanding indebtedness and for general corporate purposes
Repurchased face amount																									$ 350,000,000
Description of Variable Rate Basis																									interpolated interest rate of 2.84% plus a margin of 2.85% per annum
Collateral																									20
Numbers of vessels released as collateral																									3
Senior Notes																									$ 179,375,000
Dimitris Y [Member]
Line of Credit Facility [Line Items]
Collateral description								July 28, 2025, and was delivered to the new owners on October 13, 2025
UBS Credit Facility (a) [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred																									$ 850,000
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred																										495,000
Two Sale And Leaseback Agreement December 2024 [Member] | Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Description of Scope																									to finance the acquisition of two of the newly acquired high-reefer ECO 9,019 TEU vessels, Bremerhaven Express, having closed in December 2024 and the other, Czech, in January 2025
Sale Leaseback Transaction, Net Proceeds, Financing Activities																									$ 44,500,000
Number of sale and leaseback agreements																									2
Outstanding amount																														$ 44,500,000
Two Sale And Leaseback Agreement January 2025 [Member] | Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Description of Scope																									to finance the acquisition of the two high-reefer ECO 9,019 TEU Vessels
Sale Leaseback Transaction, Net Proceeds, Financing Activities																									$ 178,000,000
Number of sale and leaseback agreements																									2
Outstanding amount																													$ 44,500,000
First Twelve Quarterly Installments [Member] | $120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									quarterly
Number of Repayment Installments																									12
Quarterly Rental Payments																									$ 1,587,500
Next Twelve Quarterly Installments [Member] | $120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									quarterly
Number of Repayment Installments																									12
Quarterly Rental Payments																									$ 329,200
Eight Installments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									quarterly
Number of Repayment Installments																									8
Quarterly Rental Payments																									$ 2,025,000
Twenty Installments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									quarterly
Number of Repayment Installments																									20
Quarterly Rental Payments																									$ 891,000
Fifteen Installments [Member] | $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									quarterly
Number of Repayment Installments																									15
Quarterly Rental Payments																									$ 793,870
Four Installments [Member] | $14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									quarterly
Number of Repayment Installments																									4
Quarterly Rental Payments																									$ 469,120
UBS Credit Facility (a) [Member]
Line of Credit Facility [Line Items]
Issuance date					Mar. 26, 2025
Maximum Borrowing Capacity					$ 85,000,000
Number of repayments installments					12
Frequency of payments					quarterly
Periodic Payment					$ 7,000,000
Balloon Payment to be Paid					$ 1,000,000
Maturity date					second quarter of 2028
Interest Rate Description					SOFR
Basis Spread on Variable Rate					2.15%
Description of Scope					The Company used the net proceeds from the UBS Credit Facility to prepay in full, the following existing debt facilities (i) Macquarie Credit Facility (fully prepaid on April 3, 2025 the amount of $17,500), (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (fully prepaid on April 3, 2025 the amount of $46,818). On March 28, 2025, the Company fully prepaid, using cash on hand, the amount $5,900 of the E.SUN, MICB, Cathay, Taishin Credit Facility, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025
Long-Term Debt, Gross																									71,000,000	0
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity													$ 300,000,000
Number of repayments installments													12
Frequency of payments													quarterly
Periodic Payment													$ 12,000,000
Balloon Payment to be Paid													$ 60,000,000
Maturity date													third quarter of 2030
Interest Rate Description													SOFR
Basis Spread on Variable Rate													1.85%
Description of Scope													to refinance or prepay, in full or in part, the following (a) existing debt facilities (i) Sinopac Credit Facility, (ii) Deutsche Bank Credit Facility, (iii) HCOB Credit Facility, (iv) CACIB, Bank Sinopac, CTBC Credit Facility, (v) Chailease Credit Facility, (vi) Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine), (vii) Macquarie loan and (viii) E.SUN, MICB, Cathay, Taishin Credit Facility and (b) existing sale and lease back agreements (i) $54,000 CMBFL Sale and Leaseback Agreement and (ii) Neptune Sale and Leaseback Agreement. The refinancing transaction was accounted as a debt extinguishment
Long-Term Debt, Gross																									$ 240,000,000
Number of tranches													3
Drawn down date													third quarter of 2024
Fees and related costs deferred																										$ 2,625,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | First Four Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments													4
Frequency of payments													quarterly
Periodic Payment													$ 10,000,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | Next Four Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments													4
Frequency of payments													quarterly
Periodic Payment													$ 8,000,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | Last Four Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments													4
Frequency of payments													quarterly
Periodic Payment													$ 6,000,000
$76.0 million Macquarie Bank Limited Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date																									May 18, 2023
Maximum Borrowing Capacity																									$ 76,000,000
Balloon Payment to be Paid																									$ 25,000,000
Maturity date																									May 2026
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									3.50%
Description of Scope																									to finance part of the acquisition cost of four containerships, each with a carrying capacity of, 8,544 TEU vessels for an aggregate purchase price of $123,300
Long-Term Debt, Gross																									$ 0
Number of tranches																									4
Drawn down date																									second quarter of 2023
Repayments of Debt			$ 17,500,000														$ 18,500,000
Fees on repayments of debt																									$ 175,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									2
Frequency of payments																									quarterly
Periodic Payment																									$ 5,000,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Six Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									6
Frequency of payments																									quarterly
Periodic Payment																									$ 6,000,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									1
Frequency of payments																									quarterly
Periodic Payment																									$ 3,000,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments I [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									2
Frequency of payments																									quarterly
Periodic Payment																									$ 1,000,000
E. S U N M I C B Cathay Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Debt			$ 46,818,000	$ 5,900,000
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Maturity date																							October 2025					July 2026
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									2.75%
Description of Scope																									The Company used a portion of the net proceeds from this credit facility to fully prepay certain of the Company’s then-outstanding indebtedness
Long-Term Debt, Gross																									$ 0
Number of tranches																									3
Repayments of Debt				$ 5,900,000												$ 8,500,000
Issuance date of debt instrument																									December 30, 2021
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									1
Periodic Payment																									$ 1,100,000
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Eight Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									8
Frequency of payments																									quarterly
Periodic Payment																									$ 4,500,000
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Ten Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									10
Frequency of payments																									quarterly
Periodic Payment																									$ 2,400,000
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Four Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									4
Frequency of payments																									quarterly
Periodic Payment																									$ 2,400,000
$60.0 million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | After September 112024 [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									quarterly
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity																									$ 140,000,000
Balloon Payment to be Paid																									$ 35,600,000
Maturity date																									July 2026
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									3.25%
Description of Scope																									to finance the acquisition of the Twelve Vessels
Long-Term Debt, Gross																									$ 0
Drawn down date																									July 2021
Repayments of Debt						$ 2,838,000
Issuance date of debt instrument																									July 6, 2021
Deduction from the balloon installment						$ 1,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | First Six Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									6
Frequency of payments																									quarterly
Periodic Payment																									$ 8,000,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Next Eight Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									8
Frequency of payments																									quarterly
Periodic Payment																									$ 5,400,000
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] | Last Six Installments [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									6
Frequency of payments																									quarterly
Periodic Payment																									$ 2,200,000
$12.0 Million Sinopac Capital International Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity																									$ 12,000,000
Number of repayments installments																									20
Frequency of payments																									quarterly
Periodic Payment																									$ 420,000
Balloon Payment to be Paid																									$ 3,600,000
Maturity date																									September 2026
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									3.25%
Description of Scope																									partially used to fully refinance certain of the Company’s then-outstanding indebtedness
Long-Term Debt, Gross																									$ 0
Drawn down date																									September 2021
Repayments of Debt																$ 6,960,000
Issuance date of debt instrument																									August 27, 2021
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity																									$ 51,670,000
Number of repayments installments																									20
Frequency of payments																									quarterly
Periodic Payment																									$ 1,162,450
Balloon Payment to be Paid																									$ 28,421,000
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									3.25%
Description of Scope																									for which the net proceeds were used to refinance certain of the Company’s then-outstanding indebtedness
Long-Term Debt, Gross																									$ 0
Repayments of Debt											$ 36,558,000
Issuance date of debt instrument																									May 6, 2021
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity																									$ 64,200,000
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									3.50%
Description of Scope																									in order to finance the acquisition of six out of the Seven Vessels
Long-Term Debt, Gross																									$ 0
Repayments of Debt																		$ 12,706,000
Issuance date of debt instrument																									April 15, 2021
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									16
Frequency of payments																									quarterly
Periodic Payment																									$ 668,750
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches A, E and F [Member]
Line of Credit Facility [Line Items]
Maturity date																									April 2025
Sale Leaseback Transaction, Net Proceeds, Financing Activities							$ 32,100,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches B and D [Member]
Line of Credit Facility [Line Items]
Maturity date																									May 2025
Sale Leaseback Transaction, Net Proceeds, Financing Activities										$ 21,400,000
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Maturity date																									July 2025
Sale Leaseback Transaction, Net Proceeds, Financing Activities														$ 10,700,000
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity																									$ 51,700,000
Number of repayments installments																									20
Frequency of payments																									quarterly
Periodic Payment																									$ 1,275,000
Balloon Payment to be Paid																									$ 26,200,000
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									2.75%
Description of Scope																									for which the net proceeds were used to refinance certain of the Company’s then-outstanding indebtedness
Long-Term Debt, Gross																									$ 0
Repayments of Debt												$ 35,125,000
Issuance date of debt instrument																									April 13, 2021
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity																									$ 9,000,000
Balloon Payment to be Paid																									$ 1,314,000
Interest Rate Description																									SOFR
Basis Spread on Variable Rate																									4.20%
Description of Scope																									to refinance certain of the Company’s then-outstanding indebtedness
Long-Term Debt, Gross																									$ 0
Repayments of Debt															$ 1,831,000
Issuance date of debt instrument																									February 26, 2020
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									monthly
Periodic Payment																									$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Frequency of payments																									monthly
Periodic Payment																									$ 86,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest Rate Description																									amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate was SOFR plus a margin of 3.00% plus a CAS and was payable at each quarter end date
Description of Scope																									in order to refinance existing credit facilities that had a maturity date in December 2020, of an outstanding amount of $224,310
Long-Term Debt, Gross																									$ 0
Repayments of Debt												$ 133,200,000
Issuance date of debt instrument																									September 19, 2019
Number of loan tranches																									2
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									20
Frequency of payments																									quarterly
Periodic Payment																									$ 5,200,000
Balloon Payment to be Paid																									$ 126,000,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities																						$ 230,000,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Number of repayments installments																									20
Frequency of payments																									quarterly
Periodic Payment																									$ 1,000,000
Balloon Payment to be Paid																									$ 18,000,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities		$ 38,000,000
Extended $268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Maturity date																									December 2026
Basis Spread on Variable Rate																									3.00%
Description of Scope																									to refinance its outstanding Syndicated Senior Secured Credit Facility
Issuance date of debt instrument																									January 2022
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Fees and related costs deferred																									$ 1,335,000
$76.0 Million Macquarie Bank Limited Credit Facility [member]
Line of Credit Facility [Line Items]
Fees and related costs deferred																									$ 1,140,000

[1]	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.